Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	3,052,816	836,044
	Fastenal Co.	14,242,818	698,468
			1,534,512
Consumer Discretionary (18.2%)
*	Amazon.com Inc.	86,460,409	18,984,112
*	Tesla Inc.	28,508,379	12,678,246
*	Netflix Inc.	4,461,063	5,348,458
	Costco Wholesale Corp.	4,679,247	4,331,251
	McDonald's Corp.	7,707,034	2,342,091
*	Uber Technologies Inc.	22,722,004	2,226,075
	Booking Holdings Inc.	354,434	1,913,685
	TJX Cos. Inc.	12,308,322	1,779,045
	Starbucks Corp.	13,056,811	1,104,606
*	O'Reilly Automotive Inc.	9,840,622	1,060,917
*	Roblox Corp. Class A	7,217,594	999,781
*	AutoZone Inc.	199,758	857,010
	Hilton Worldwide Holdings Inc.	2,848,598	739,040
	Marriott International Inc. Class A	2,675,716	696,864
*	Chipotle Mexican Grill Inc.	16,641,628	652,185
*	Carvana Co.	1,666,705	628,748
*	Airbnb Inc. Class A	4,917,725	597,110
*	Take-Two Interactive Software Inc.	2,291,306	591,982
*	Flutter Entertainment plc	2,204,646	559,980
	Yum! Brands Inc.	3,665,007	557,081
	Royal Caribbean Cruises Ltd.	1,589,781	514,421
*	Copart Inc.	11,362,855	510,988
*	Live Nation Entertainment Inc.	2,406,004	393,141
	Expedia Group Inc.	1,761,487	376,518
*	Trade Desk Inc. Class A	6,837,053	335,084
*	Lululemon Athletica Inc.	1,820,462	323,915
	Rollins Inc.	5,067,886	297,688
	Las Vegas Sands Corp.	5,363,729	288,515
*	Burlington Stores Inc.	1,051,968	267,726
	Domino's Pizza Inc.	410,621	177,269
[1]	Warner Music Group Corp. Class A	4,308,348	146,742
			62,280,274
Consumer Staples (0.2%)
*	Monster Beverage Corp.	8,905,654	599,439
Energy (0.6%)
	Targa Resources Corp.	2,935,395	491,796
	Baker Hughes Co.	7,644,736	372,452
	EQT Corp.	5,484,385	298,515
*	First Solar Inc.	1,096,605	241,834
	Texas Pacific Land Corp.	232,593	217,158
	Coterra Energy Inc.	8,626,870	204,025
[1]	Venture Global Inc. Class A	9,435,021	133,883
			1,959,663
Financials (2.8%)
	S&P Global Inc.	3,429,791	1,669,314
	Blackstone Inc.	8,265,929	1,412,234
*	Robinhood Markets Inc. Class A	9,114,400	1,305,000
*	Coinbase Global Inc. Class A	2,600,799	877,744
	Moody's Corp.	1,799,096	857,233
	Apollo Global Management Inc.	5,032,423	670,671
	MSCI Inc.	966,989	548,679
	Ares Management Corp. Class A	2,771,000	443,055
	Broadridge Financial Solutions Inc.	1,671,901	398,197
	LPL Financial Holdings Inc.	1,175,144	390,959

		Shares	Market Value ($000)
	Brown & Brown Inc.	4,121,106	386,518
	Interactive Brokers Group Inc. Class A	4,127,154	283,989
	Tradeweb Markets Inc. Class A	2,183,677	242,344
	Blue Owl Capital Inc.	9,822,073	166,288
	FactSet Research Systems Inc.	414,176	118,657
			9,770,882
Health Care (5.0%)
	Eli Lilly & Co.	8,914,940	6,802,099
*	Intuitive Surgical Inc.	3,935,517	1,760,081
*	Boston Scientific Corp.	16,322,960	1,593,611
	Stryker Corp.	3,835,357	1,417,816
*	Vertex Pharmaceuticals Inc.	2,931,424	1,148,063
*	Alnylam Pharmaceuticals Inc.	1,607,287	732,923
	Zoetis Inc.	4,865,441	711,911
*	IDEXX Laboratories Inc.	1,004,994	642,081
*	Veeva Systems Inc. Class A	1,942,021	578,547
	ResMed Inc.	1,928,848	527,984
*	Dexcom Inc.	5,489,814	369,410
	West Pharmaceutical Services Inc.	1,207,809	316,844
*	Insulet Corp.	699,027	215,811
*	Waters Corp.	689,880	206,833
*,2	ABIOMED Inc. CVR	15	—
			17,024,014
Industrials (8.1%)
	Visa Inc. Class A	17,053,500	5,821,724
	Mastercard Inc. Class A	8,499,718	4,834,724
	GE Vernova Inc.	2,999,398	1,844,330
*	Boeing Co.	8,282,277	1,787,564
	General Electric Co.	5,597,220	1,683,756
	Automatic Data Processing Inc.	4,559,438	1,338,195
	Howmet Aerospace Inc.	4,802,186	942,333
	Sherwin-Williams Co.	2,621,603	907,756
	TransDigm Group Inc.	671,489	885,036
	Cintas Corp.	4,094,658	840,469
	Quanta Services Inc.	1,846,752	765,331
*	Axon Enterprise Inc.	927,719	665,768
	WW Grainger Inc.	585,232	557,703
	Vulcan Materials Co.	1,756,441	540,316
	Paychex Inc.	4,199,603	532,342
*	Block Inc. (XNYS)	7,216,226	521,517
	Verisk Analytics Inc.	1,870,554	470,463
*	Fair Isaac Corp.	311,049	465,494
	Equifax Inc.	1,742,984	447,128
	Old Dominion Freight Line Inc.	2,723,674	383,439
*	Mettler-Toledo International Inc.	301,678	370,343
	Martin Marietta Materials Inc.	498,709	314,326
	HEICO Corp. Class A	1,052,103	267,329
	Veralto Corp.	2,323,301	247,687
	HEICO Corp.	574,265	185,384
			27,620,457
Real Estate (1.3%)
	Welltower Inc.	7,573,240	1,349,097
	American Tower Corp.	5,404,488	1,039,391
	Equinix Inc.	1,157,554	906,643
*	CoStar Group Inc.	5,667,510	478,168
	Realty Income Corp.	6,680,407	406,102
	SBA Communications Corp.	1,697,840	328,277
	Sun Communities Inc.	1,227,355	158,329
			4,666,007
Technology (62.1%)
	NVIDIA Corp.	220,290,537	41,101,808
	Microsoft Corp.	70,670,420	36,603,744
	Apple Inc.	140,702,229	35,827,009
	Broadcom Inc.	44,183,413	14,576,550
	Meta Platforms Inc. Class A	19,662,419	14,439,687
	Alphabet Inc. Class A	53,066,984	12,900,584
	Alphabet Inc. Class C	42,106,412	10,255,017
*	Palantir Technologies Inc. Class A	22,969,735	4,190,139

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	17,454,382	2,823,944
	Oracle Corp.	9,155,476	2,574,886
	Salesforce Inc.	9,801,519	2,322,960
*	ServiceNow Inc.	2,266,006	2,085,360
	Intuit Inc.	3,041,033	2,076,752
*	AppLovin Corp. Class A	2,768,861	1,989,537
	Lam Research Corp.	14,147,744	1,894,383
	Texas Instruments Inc.	9,967,846	1,831,392
	Amphenol Corp. Class A	13,610,523	1,684,302
*	Adobe Inc.	4,695,962	1,656,501
	KLA Corp.	1,485,955	1,602,751
*	Palo Alto Networks Inc.	7,456,567	1,518,306
*	Crowdstrike Holdings Inc. Class A	2,714,714	1,331,241
*	Cadence Design Systems Inc.	3,135,053	1,101,219
*	DoorDash Inc. Class A	3,958,570	1,076,691
*	Synopsys Inc.	2,098,061	1,035,162
	Applied Materials Inc.	4,819,469	986,738
*	Strategy Inc.	3,061,911	986,578
	Marvell Technology Inc.	10,716,184	900,910
*	Snowflake Inc.	3,607,298	813,626
*	Autodesk Inc.	2,559,263	813,001
*	Cloudflare Inc. Class A	3,602,619	773,086
	Vertiv Holdings Co. Class A	4,872,108	735,006
*	Fortinet Inc.	8,184,137	688,122
*	Workday Inc. Class A	2,738,586	659,260
*	Datadog Inc. Class A	4,185,629	596,034
	Monolithic Power Systems Inc.	603,333	555,452
*	Zscaler Inc.	1,468,614	440,085
	Seagate Technology Holdings plc	1,717,617	405,461
*	Super Micro Computer Inc. (XNGS)	8,121,916	389,365
	Roper Technologies Inc.	780,230	389,093
*	Atlassian Corp. Ltd. Class A	2,390,410	381,748
*	MongoDB Inc.	1,156,236	358,873
	VeriSign Inc.	1,283,495	358,827
*	HubSpot Inc.	755,463	353,406
*	Tyler Technologies Inc.	654,471	342,393
*	GoDaddy Inc. Class A	2,232,066	305,414
*	Pinterest Inc. Class A	8,948,609	287,877
*	Reddit Inc. Class A	1,111,363	255,602
*	CoreWeave Inc. Class A	1,672,616	228,898
*	Gartner Inc.	847,964	222,904
*	Okta Inc.	2,151,345	197,278
	Teradyne Inc.	1,386,756	190,873
	Bentley Systems Inc. Class B	2,935,405	151,115
*,1	Figma Inc. Class A	4,892	254
			212,267,204
Telecommunications (1.0%)
*	Arista Networks Inc.	11,155,630	1,625,487
	T-Mobile US Inc.	5,091,059	1,218,698
	Motorola Solutions Inc.	1,101,422	503,669
			3,347,854
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	3,310,885	582,054
Total Common Stocks (Cost $150,000,729)			341,652,360

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.180% (Cost $481,332)	4,813,374	481,338
Total Investments (100.0%) (Cost $150,482,061)			342,133,698
Other Assets and Liabilities—Net (0.0%)			(164,799)
Net Assets (100%)			341,968,899
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,653.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $42,857 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	157	78,191	434
E-mini S&P 500 Index	December 2025	28	9,434	70
				504

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	151,914	(4.228)	—	(533)
Visa Inc. Class A	8/31/2026	BANA	102,414	(3.990)	—	(23)
					—	(556)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	341,652,360	—	—	341,652,360
Temporary Cash Investments	481,338	—	—	481,338
Total	342,133,698	—	—	342,133,698
Derivative Financial Instruments
Assets
Futures Contracts[1]	504	—	—	504
Liabilities
Swap Contracts	—	(556)	—	(556)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.